EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The authorized share capital of the Company as of June 30, 2022 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 203,530,979 shares (December 31, 2021: 203,530,979 shares) of $1.00 par value each are in issue and fully paid.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows for the six months ended June 30, 2022 and June 30, 2021:

(in thousands of $)	2022	2021
Net income attributable to the Company	78,245	2,264

(in thousands)	2022	2021
Weighted average number of shares	205,257	197,692
Dilutive effect of share options	—	106
Denominator for diluted earnings per share	205,257	197,798

	2022	2021
Cash dividends per share declared	—	—

The weighted average number of shares outstanding for the purpose of calculating basic and diluted earnings per share for the six months ended June 30, 2022 was 205,257,260, which includes the impact of the 19,091,910 Frontline Ltd. shares to be issued to Hemen for no consideration in connection with the privately negotiated share exchange transactions with Euronav shareholders. See Note 8 for further details of the accounting for the transactions. The shares were considered outstanding common shares and included in the computation of basic and diluted EPS due to the issuance no longer being contingent as of this date. The 19,091,910 Frontline Ltd. shares were not legally issued and outstanding as of June 30, 2022 and were accounted for as a capital contribution and classified as additional paid-in capital within equity as of this date. Following the issuance of the 19,091,910 Frontline shares to Hemen Holding Ltd. (“Hemen”) in August 2022, Frontline has a total of 222,622,889 shares issued and outstanding.